Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Assumptions used to Determine Fair Value of Share Options Granted	Assumptions used to determine the fair value of share options granted during 2017 are summarized in the following table:

For the year ended December 31,
2017
Risk-free interest rate (%)	1.56 to 2.33
Volatility (%)	50.9 to 52.4
Expected exercise multiple	2.2 to 2.8
Dividend yield	Nil
Expected life (in years)	10
Exercise price	Nil
Fair value of ordinary shares (RMB)	81.94 to 94.22

Summary of Share Option Activity
A summary of share option activity under the 2016 Plan for the year ended December 31, 2019 is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregated intrinsic value
		RMB	RMB	Years	RMB
Balance, December 31, 2017	15,752,273	—	28.51	8.97	1,358,130,772

Granted	3,636,000	—	53.79
Exercised	(3,590,783)	—	43.40
Forfeited	(583,975)	—	67.79

Balance, December 31, 2018	15,213,515	—	29.53	8.38	424,630,143

Granted	3,142,500	—	44.27
Exercised	(6,155,477)	—	54.72
Forfeited	(144,626)	—	83.44

Balance, December 31, 2019	12,019,912	—	19.87	8.18	578,275,151

Vested and expected to vest as of December 31, 2019	11,636,382	—	36.67	8.18	558,151,921

Exercisable, December 31, 2019	5,784,511	—	28.23	7.16	277,460,467

Summary of Allocated Share-based Compensation Expense
For the years ended December 31, 2017, 2018 and 2019, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Sales and marketing	1,890,690	5,641,771	4,482,323	643,845
General and administrative	42,848,932	38,586,741	74,311,629	10,674,198
Research and development	19,316,229	13,752,975	8,505,101	1,221,681

	64,055,851	57,981,487	87,299,053	12,539,724